Schedule of provision presentation according to ASC715, year-1 (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Non current liabilities	€ 1,404	€ 1,128
FRANCE [Member]
Non current liabilities	665	491
Postemployment Benefits Liability, Current	0	0
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	(115)	7
Total	550	498
JAPAN [Member]
Non current liabilities	739	637
Postemployment Benefits Liability, Current	3	3
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	(299)	(280)
Total	€ 443	€ 360